Redeemable Convertible Preferred Stock	9 Months Ended
Sep. 30, 2013
Temporary Equity Disclosure [Abstract]
Redeemable Convertible Preferred Stock

9. Redeemable Convertible Preferred Stock

Reverse Stock Split

On June 5, 2013, our Board of Directors approved, and on June 12, 2013 we affected, a four-for-one reverse stock split of our common and preferred stock. All share and per share information for all periods presented has been adjusted to reflect the effect of such reverse stock split. On July 24, 2013, we amended our certificate of incorporation to adjust the amount of our authorized shares to: 150,000,000 shares (unaudited) of Series 1 common stock, 6,107,494 shares (unaudited) of Series 2 common stock, and 10,000,000 shares (unaudited) of preferred stock. The common and preferred stock have a par value of $0.001 per share.

Initial Public Offering

On July 24, 2013, we completed our initial public offering of 10,454,544 shares of Series 1 common stock, at a price of $21.00 per share, before underwriting discounts and commissions. We sold 4,545,454 of such shares and existing stockholders sold an aggregate of 5,909,090 of such shares, including 1,363,636 shares sold by selling stockholders as a result of the underwriters’ exercise of their over-allotment option to purchase additional shares. Our initial public offering generated net proceeds to us of approximately $85.4 million, after deducting underwriting discounts and commissions. Expenses incurred by us for our initial public offering were approximately $3.4 million and were recorded against the net proceeds received by us from our initial public offering. We did not receive any proceeds from the sale of shares by the selling stockholders in our initial public offering.

With the net proceeds of our initial public offering, we (i) paid in full accumulated dividends on our previously outstanding shares of preferred stock, which totaled approximately $52.5 million, (ii) repaid the outstanding principal and accrued interest on seller notes issued in connection with our acquisition of eConversions Limited in 2011, which totaled approximately $6.6 million (unaudited), (iii) repaid $1.75 million (unaudited) of our senior debt in October 2013, and (iv) acquired the business of YSL Ventures, Inc. in October 2013 for approximately $17.8 million (unaudited) in initial cash consideration.

Prior to our initial public offering, we had outstanding 6,993,977 shares of Series B-1 preferred stock, 26,846,339 shares of Series B-2 preferred stock, 3,053,747 shares of Series B-3 preferred stock, 6,107,494 shares of Series BB-3 preferred stock, 996,479 shares of Series B-4 preferred stock and 182,425 shares of Series B-5 preferred stock. The outstanding shares of redeemable convertible preferred stock converted on a one-to-one basis into shares of common stock concurrent with the closing of our initial public offering. All of the outstanding shares of our Series B-1, Series B-2, Series B-3, Series B-4 and Series B-5 preferred stock automatically converted into an aggregate of 38,072,967 shares of Series 1 common stock and all of the outstanding shares of our Series BB-3 preferred stock automatically converted into an aggregate of 6,107,494 shares of Series 2 common stock. Following the closing of our initial public offering, there were no shares of preferred stock outstanding.

Redeemable Convertible Preferred Stock

On May 9, 2012, our Board of Directors and stockholders approved an amended and restated certificate of incorporation that authorized 49,808,646 shares of preferred stock (of which 9,365,258 shares were designated Series B-1 preferred stock, 28,964,412 shares were designated Series B-2 preferred stock, 3,125,000 shares were designated Series B-3 preferred stock, 6,107,495 shares were designated as Series BB-3 preferred stock, 996,481 shares were designated Series B-4 preferred stock and 1,250,000 shares were designated Series B-5 preferred stock) (collectively referred to as “Series B preferred stock”).

On November 23, 2010, our Board of Directors and stockholders approved an amended and restated certificate of incorporation that converted each share of Series A-1 preferred stock into 1.13 shares (9,365,254 shares in the aggregate) of Series B-1 preferred stock.

In November 2010, we issued 22,956,974 shares of Series B-2 preferred stock at a price of $4.66 per share. These shares were issued for an aggregate of $107.0 million, less issuance costs of $2.2 million. These shares include 4,291,022 shares of Series B-2 preferred stock issued in connection with the acquisition of RetailMeNot.com for an aggregate of $20.0 million.

In May 2011, we issued 2,145,512 shares of Series B-2 preferred stock at a price of $4.66 per share for an aggregate of $10.0 million.

In August 2011, we issued 3,861,916 shares of Series B-2 preferred stock at a price of $4.66 per share. These shares were issued upon the exercise of outstanding warrants for an aggregate of $18.1 million.

In August 2011, we issued 978,998 shares of Series B-4 preferred stock at a price of $7.15 per share for an aggregate of $7.0 million in connection with the acquisition of eConversions Limited. In September 2011, we issued an additional 17,482 shares of Series B-4 preferred stock at a price of $7.15 per share for an aggregate of $0.1 million.

In October 2011, we issued 3,053,747 shares of Series B-3 preferred stock and 6,107,494 shares of Series BB-3 preferred stock, in each case at a price of $16.37 per share. These shares were issued for an aggregate consideration of $150.0 million, less issuance costs of $0.2 million.

In November 2011, we repurchased 2,371,277 shares of Series B-1 preferred stock and 2,118,063 shares of Series B-2 preferred stock, in each case at a repurchase price of $15.59 per share for an aggregate of $70.0 million. The repurchase resulted in the accretion of the associated unamortized preferred stock issuance costs of $0.2 million and a premium of $49.9 million recorded as an increase to accumulated deficit for the excess of the repurchase price over the carrying value of the preferred stock and associated issuance costs.

In May 2012, we issued 182,425 shares of Series B-5 preferred stock at a price of $16.45 per share in connection with the acquisition of Miwim (Web.Bons-de-Reduction.com and Poulpeo.com). These shares were issued for an aggregate value of $3.0 million.

Preferred Stock Rights

The rights, preferences, privileges and restrictions granted to and imposed on the Series B-1 preferred stock, Series B-2 preferred stock, Series B-3 preferred stock, Series BB-3 preferred stock, Series B-4 preferred stock and Series B-5 preferred stock, which were in effect prior to the conversion of our redeemable convertible preferred stock into shares of common stock concurrent with the closing of our initial public offering, were as set forth below.

Dividends

The holders of our preferred stock were entitled to cumulative dividends, which accrued at the rate of $0.31 per share per annum for Series B-1 preferred stock, $0.37 per share per annum for Series B-2 preferred stock, $1.31 per share per annum for both Series B-3 and BB-3 preferred stock, $0.29 per share per annum for Series B-4 preferred stock and $0.66 per share per annum for Series B-5 preferred stock.

Holders of our Series B-1 preferred stock, Series B-2 preferred stock, Series B-3 preferred stock and Series BB-3 preferred stock (together, the “Senior Preferred”) were entitled to receive, on a pari passu basis, cumulative dividends prior to and in preference to any dividends declared or paid on Series B-4 preferred stock, Series B-5 preferred stock and our common stock. Holders of our Series B-4 preferred stock and Series B-5 preferred stock (together, the “Junior Preferred”) were entitled to receive, on a pari passu basis, cumulative dividends prior to and in preference to any dividends declared or paid on our common stock.

Dividends in arrears have been recorded as deemed dividends and were $14.2 million and $38.8 million as of December 31, 2011 and 2012, respectively.

Liquidation Preference

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company or a Deemed Liquidation Event (as defined in our certificate of incorporation), the holders of the then outstanding Senior Preferred were entitled to receive, prior and in preference to any payments to the holders of Junior Preferred or common stock, an amount equal to, for each series of Senior Preferred, the greater of (i) the applicable Series B Preferred Stock Original Issue Price (as defined below) for such series of Senior Preferred plus any accrued or declared but unpaid dividends thereon, or (ii) such amount per share as would have been payable had all shares of the applicable series of Senior Preferred been converted into the applicable series of common stock (including all dividends payable in connection with such conversion) immediately prior to such liquidation, dissolution or winding up. After the payment of all preferential amounts required to be paid to the holders of Senior Preferred, the holders of then-outstanding Junior Preferred were then entitled to receive, prior and in preference to any payment to the holders of common stock, an amount equal to, for each series of Junior Preferred, the greater of (i) the applicable Series B Preferred Stock Original Issue Price for such series of Junior Preferred plus any accrued or declared but unpaid dividends thereon, or (ii) such amount per share as would have been payable had all shares of the applicable series of Junior Preferred been converted into Series 1 common stock (including all dividends payable in connection with such conversion) immediately prior to such liquidation, dissolution or winding up. After the payment of all preferential amounts required to be paid to the holders of the preferred stock, the remaining assets available for distribution to stockholders were to be distributed pro rata among the holders of common stock.

Redemption

At any time after the fifth anniversary of the date of the initial issuance of the Series B-3 preferred stock, upon the written request of the holders of a majority of the outstanding shares of Series B preferred stock, we were required to redeem all outstanding shares of Series B preferred stock. For each series of preferred stock, the per share redemption price would equal the greater of (i) the applicable Series B Preferred Stock Original Issue Price plus any accrued or declared but unpaid dividends thereon, and (ii) the fair market value of a single share of such series of preferred stock as of the date of our receipt of the redemption request. The fair market value of each series of preferred stock would be determined by mutual agreement of the Company and a certain percentage of the holders of such series or, if no mutual agreement is achieved, by a third-party appraiser selected by mutual agreement of the Company and a certain percentage of the holders of such series.

Based on the estimated fair market value of the Company’s stock as of December 31, 2011 and 2012, the redemption price of each series of the Series B preferred stock would exceed the applicable Series B Preferred Stock Original Issue Price plus all accrued dividends as of the first possible redemption date. However, we did not provide for accretion beyond the Series B Preferred Stock Original Issue Price plus accrued dividends, as we believed it was not probable the Series B preferred stock would become redeemable as of December 31, 2012.

Conversion

As of December 31, 2012, each share of Series B-1 preferred stock, Series B-2 preferred stock, Series B-3 preferred stock, Series B-4 preferred stock and Series B-5 preferred stock was convertible into 1.0 share of Series 1 common stock, and each share of Series BB-3 preferred stock was convertible into 1.0 share of Series 2 common stock.

With the exception of the Series BB-3 preferred stock, each share of Series B preferred stock was convertible at any time at the option of the holder into a number of fully-paid shares of Series 1 common stock as determined by dividing the applicable Series B Preferred Stock Original Issue Price by the applicable Conversion Price (as defined below) in effect at the time of conversion.

Each share of Series BB-3 preferred stock was convertible at any time at the option of the holder into a number of fully-paid shares of Series 2 common stock as determined by dividing the applicable Series B Preferred Stock Original Issue price by the applicable Conversion Price. As of December 31, 2012, the Series B Preferred Stock Original Issue Price and Conversion Price are both defined as follows:

Per Share Amount
Series B-1	$3.82
Series B-2	$4.66
Series B-3	$16.37
Series BB-3	$16.37
Series B-4	$7.15
Series B-5	$16.45

The Series B-1 preferred stock, Series B-2 preferred stock, Series B-3 preferred stock, Series B-4 preferred stock and Series B-5 preferred stock would automatically convert into Series 1 common stock at the applicable conversion rate then in effect, and the Series BB-3 preferred stock would automatically convert into Series 2 common stock (or, if subsequently elected by the holder, Series 1 common stock) at the applicable conversion rate then in effect upon (i) the closing of the sale of shares of common stock to the public at a minimum price per share equal to the greater of (a) $24.56 per share (subject to appropriate adjustment in the event of any stock dividend, stock split, combination or other similar recapitalization with respect to the common stock) or (b) the Series B-3 Liquidation Amount (as defined in our certificate of incorporation) in a firm-commitment underwritten public offering pursuant to an effective registration statement under the Securities Act of 1933, as amended, resulting in at least $75.0 million of proceeds, net of the underwriting discount and commissions, to the Company, or (ii) the date or occurrence of an event, specified by vote or written consent of the holders of a majority of the then outstanding shares of preferred stock, a majority of the then outstanding shares of Series B-3 preferred stock and a majority of the then outstanding shares of Series BB-3 preferred stock.

A total of 44.2 million shares of common stock were reserved for issuance upon the conversion of the preferred stock. The following table is a summary of preferred stock as of December 31, 2012 (in thousands, except share amounts):

	Shares Authorized	Shares Issued and Outstanding	Conversion Rate	Value of Outstanding Shares Based on Series B Original Issuance Price	Accumulated Dividends As of December 31, 2012	Liquidation Value As of December 31, 2012
Series B-1	9,365,258	6,993,977	1:1	$26,722	$4,497	$31,219
Series B-2	28,964,412	26,846,339	1:1	125,128	19,715	144,843
Series B-3	3,125,000	3,053,747	1:1	50,000	4,712	54,712
Series BB-3	6,107,495	6,107,494	1:1	100,000	9,425	109,425
Series B-4	996,481	996,479	1:1	7,125	393	7,518
Series B-5	1,250,000	182,425	1:1	3,000	77	3,077

	49,808,646	44,180,461		$311,975	$38,819	$350,794

We evaluated various components of the Series B preferred stock, including redemption features, dividend and voting rights, protective covenants and conversion rights. We concluded that the Series B preferred stock was redeemable at the option of the holders as of December 31, 2011 and 2012, and classified the Series B preferred stock in mezzanine equity.

Voting

The holders of the Series B preferred stock were entitled to vote on matters presented to our stockholders, and were entitled to cast a number of votes equal to the number of shares of Series 1 common stock into which their preferred stock was convertible at the time of such vote, except that the holders of Series BB-3 preferred stock were not entitled to vote in the election of directors.

Pursuant to a voting agreement, the directors appointed by the Series B-1 preferred stock, Series B-2 preferred stock and Series B-3 preferred stock, were entitled to designate two members of our Board of Directors, one seat of which was vacant as of December 31, 2012. Austin Ventures was entitled to designate two members of our Board of Directors. Norwest Venture Partners was entitled to designate two members of our Board of Directors. Institutional Venture Partners was entitled to designate one member of our Board of Directors. Our Board of Directors, as a whole, was entitled to designate one member to the Board of Directors.